Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss	$ (274,117)	$ (73,604)	$ (56,343)	$ (6,909)	$ (3,365)	$ (2,867)	$ (404,064)	$ (13,141)	$ (38,127)	$ (129,312)
Less: net (loss) income attributable to non-controlling interest				(128)			1,555	2,653
Less: Deemed dividend - beneficial conversion feature on preferred stock				(379)				(379)
Add: deemed dividend on Series D Preferred Stock				(6)				(6)
Net loss attributable to common stockholders	$ (274,117)			$ (7,166)			$ (402,509)	$ (16,179)
Weighted-average common shares outstanding	44,199,709			24,363,124			36,577,183	20,165,089
Basic and diluted loss per share	$ (6.20)			$ (0.29)			$ (11.00)	$ (0.80)